Share Capital (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Outstanding Share Price Warrants
b)	Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2021 and April 30, 2020 and the changes during the period ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2019, 2020 and 2021	3,250,000	$0.21

A summary of the Company’s outstanding share purchase warrants is presented below:

Number of	Exercise
Warrants	Price	Expiry Date
3,000,000(i)	$0.20	June 18, 2021
250,000	$0.30	March 7, 2022

(i)Subsequent to the year ending April 30, 2021, 3,000,000 warrants expired unexercised.

RSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Summary of RSU And DSU Plan	The RSU share plan transactions during the year were as follows:

Units
Outstanding at April 30, 2019	1,031,875
Expired	(701,875)
Outstanding at April 30, 2020	330,000
Expired	(220,000)
Exercised	(110,000)
Outstanding at April 30, 2021	—

DSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Summary of RSU And DSU Plan	The DSU share plan transactions during the period were as follows:
Units
Outstanding at April 30, 2019 & 2020	1,010,000
Exercised	(210,000)
Outstanding at April 30, 2021	800,000